Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	€ 7,571.6	€ 7,839.0	€ 5,624.2
Other comprehensive income (OCI):
Proportionate share of OCI from equity method investments	(12.1)	0.2	37.7
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	91.9	(68.3)	66.0
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	38.2	(15.8)	57.6
Transfers to net income	(8.9)	0.6	(66.5)
Other comprehensive income, net of taxes	109.1	(83.3)	94.8
Total comprehensive income, net of taxes	7,680.7	7,755.7	5,719.0
Total comprehensive income	€ 7,680.7	€ 7,755.7	€ 5,719.0